Document and Entity Information	Dec. 05, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001397911
Document Type	8-K/A
Document Period End Date	Dec. 05, 2024
Entity Registrant Name	LPL Financial Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34963
Entity Tax Identification Number	20-3717839
Entity Address, Address Line One	4707 Executive Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(800)
Local Phone Number	877-7210
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - par value $0.001 per share
Trading Symbol	LPLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely to ensure two additional item number tags (Item 2.03 and Item 9.01) are reflected in the EDGAR system for the submission of the Current Report on Form 8-K filed with the Securities and Exchange Commission on December 5, 2024. No substantive changes have been made to the disclosures previously provided.